Precidian ETFs Trust
350 Main St.
Suite 9
Bedminster, New Jersey 07921

Phone: 908.781.0560

August 6, 2012

VIA EDGAR

Securities and Exchange Commission

Washington, DC 20549

Precidian ETFs Trust

File Nos. 333-171987 and 811-22524 (the “Registrant”)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933 that:

1. The forms of Prospectus and Statement of Additional Information for the MAXISSM Nikkei 225 Index Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 1 under the Securities Act of 1933 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 30, 2012 (the “Amendment”); and

2. The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Daniel J. McCabe
Daniel J. McCabe
President